Segment Reporting - Revenues (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 420,696,000	$ 416,562,000	$ 1,359,576,000	$ 1,216,226,000
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(7,096,000)	(260,000)	(11,712,000)	(8,867,000)
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	149,655,000	123,336,000	452,459,000	360,957,000
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	148,058,000	118,188,000	445,731,000	335,409,000
Teekay LNG | Liquefied Gas Carriers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	7,246,000	0	9,733,000	9,418,000
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,597,000	5,148,000	6,728,000	25,548,000
Teekay Tankers [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	182,304,000	175,915,000	617,082,000	516,039,000
Teekay Tankers [Member] | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	150,000	0	1,979,000	0
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	95,833,000	117,571,000	301,747,000	348,097,000
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Revenues	51,275,000
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	44,558,000	71,583,000	151,824,000	203,982,000
Teekay Parent | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues	51,275,000	45,988,000	149,923,000	144,115,000
Teekay Corporation [Member] | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	$ 7,096,000	$ 0	$ 11,712,000	$ 9,418,000